UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 46.0%
Federal Farm Credit Bank — 0.7%
5.64% due 04/04/11	$500,000	$530,353
6.00% due 03/07/11	200,000	212,313
6.30% due 12/03/13	500,000	571,936

		1,314,602

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	29,593	33,856
11.00% due 02/01/15	24	28
11.50% due 09/01/19	6,547	7,272

		41,156

Government National Mtg. Assoc. — 44.9%
4.50% due 05/15/18	592,470	619,569
4.50% due 08/15/18	932,617	975,274
4.50% due 09/15/18	2,539,732	2,655,897
4.50% due 10/15/18	2,555,420	2,672,302
4.50% due 09/15/33	3,536,802	3,564,220
4.50% due January TBA	23,000,000	23,014,375
5.00% due 04/15/18	2,588,446	2,736,791
5.00% due 04/15/33	26,225	27,174
5.00% due 08/15/33	1,353,325	1,402,289
5.00% due 09/15/33	614,804	637,069
5.00% due 10/15/33	411,493	426,395
5.00% due 04/15/34	20,195	20,908
5.00% due 11/15/34	143,633	148,700
5.00% due 02/15/35	17,899	18,503
5.00% due 03/15/35	441,788	456,682
5.00% due 04/15/35	45,247	46,773
5.00% due 05/15/35	1,246,560	1,288,587
5.00% due 09/15/35	737,305	762,162
5.00% due 10/15/35	108,909	112,580
5.00% due 12/15/35	66,411	68,650
5.00% due 03/15/36	709,313	731,453
5.00% due 05/15/36	959,538	989,490
5.00% due 06/15/36	625,427	644,950
5.00% due 09/15/36	1,514,163	1,560,888
5.00% due 10/15/36	342,882	353,585
5.00% due 11/15/36	39,347	40,575
5.00% due 12/15/36	236,121	243,491
5.00% due 01/15/37	2,980,279	3,070,980
5.00% due 02/15/37	1,495,099	1,540,601
5.00% due 03/15/37	1,051,276	1,083,270
5.00% due 04/15/37	1,141,191	1,175,921
5.00% due 08/15/38	9,264,468	9,544,970
5.50% due 11/15/32	8,736	9,221
5.50% due 03/15/33	315,351	332,759
5.50% due 04/15/33	377,752	398,605
5.50% due 05/15/33	850,296	897,076
5.50% due 06/15/33	3,798,617	4,008,307
5.50% due 07/15/33	1,121,802	1,183,728
5.50% due 10/15/33	1,122,034	1,183,972
5.50% due 12/15/33	227,696	240,265
5.50% due 01/15/34	2,566,471	2,705,738
5.50% due 02/15/34	1,468,439	1,548,121
6.00% due 01/15/28	1,833	1,958
6.00% due 04/15/28	819,338	873,417
6.00% due 05/15/28	1,286	1,374
6.00% due 10/15/28	3,375	3,605
6.00% due 04/15/29	29,502	31,516
6.00% due 05/15/29	57,907	61,861
6.00% due 06/15/29	21,229	22,678
6.00% due 04/15/31	18,601	19,871
6.00% due 05/15/31	29,418	31,427
6.00% due 11/15/31	146,058	156,029
6.00% due 12/15/31	171,695	183,418
6.00% due 01/15/32	96,439	103,024
6.00% due 02/15/32	23,929	25,563
6.00% due 03/15/32	5,197	5,552
6.00% due 08/15/32	182,983	195,477
6.00% due 11/15/32	25,287	27,013
6.00% due 12/15/32	5,473	5,847
6.00% due 01/15/33	14,058	15,000
6.00% due 02/15/33	28,171	30,059
6.00% due 03/15/33	56,991	60,811
6.00% due 04/15/33	247,255	263,828
6.00% due 07/15/33	160,545	171,306
6.00% due 08/15/33	1,528,546	1,630,882
6.00% due 09/15/33	230,779	246,247
6.00% due 10/15/33	694,773	741,342
6.00% due 11/15/33	88,177	94,088
6.00% due 12/15/33	461,773	492,724
6.00% due 02/15/34	155,268	165,287
6.00% due 05/15/34	18,215	19,390
6.00% due 06/15/34	26,179	27,868
6.00% due 07/15/34	875,718	932,224
6.00% due 08/15/34	114,705	122,107
6.00% due 09/15/34	738,351	785,994
6.00% due 10/15/34	2,411,660	2,567,275
6.00% due 12/15/34	233,149	248,194
6.00% due 06/15/35	145,256	154,197
6.00% due 08/15/35	111,324	118,177
6.50% due 02/15/29	8,415	9,091
6.50% due 05/15/31	10,378	11,208
6.50% due 06/15/31	45,931	49,604
6.50% due 07/15/31	21,331	23,038
6.50% due 08/15/31	44,753	48,331
6.50% due 09/15/31	115,592	124,836
6.50% due 10/15/31	171,162	184,850
6.50% due 11/15/31	8,346	9,013
6.50% due 12/15/31	4,062	4,386
6.50% due 01/15/32	23,812	25,650
6.50% due 02/15/32	357,311	384,881
7.00% due 07/15/23	15,361	17,013
7.00% due 10/15/23	26,740	29,615
7.00% due 09/15/25	161,337	179,021
7.00% due 03/20/29	12,377	13,739
7.00% due 06/20/29	1,956	2,171
7.00% due 11/20/30	42,403	47,085
7.50% due 04/15/17	8,191	8,988
7.50% due 08/15/23	129,768	146,072
7.50% due 09/15/23	378,430	425,978
9.00% due 12/15/16	30,837	34,309
11.00% due 08/20/15	74	81
11.00% due 09/20/15	262	290
11.50% due 05/20/15	1,030	1,143
12.50% due 09/15/14	3,630	4,150
13.00% due 02/15/11	786	798
13.00% due 04/15/11	78	81
13.00% due 10/20/14	770	881
13.00% due 11/15/14	354	389
13.00% due 02/20/15	27	26
13.50% due 02/15/13	5,273	6,107
15.00% due 01/15/12	137	159
15.00% due 02/15/12	492	569
15.00% due 06/15/12	2,939	3,396
15.00% due 09/15/12	328	379
15.50% due 09/15/11	15,459	17,145

		87,593,969

Small Business Administration — 0.4%
6.30% due 06/01/18	700,131	756,160

Total U.S. Government Agencies (cost $87,086,076)		89,705,887

U.S. GOVERNMENT TREASURIES — 22.5%
United States Treasury Bonds — 19.9%
4.25% due 05/15/39	6,000,000	5,628,750
4.50% due 08/15/39	34,000,000	33,229,696

		38,858,446

United States Treasury Notes — 2.6%
2.00% due 02/28/10	4,000,000	4,011,408
3.13% due 05/15/19	1,000,000	947,031

		4,958,439

Total U.S. Government Treasuries (cost $45,756,491)		43,816,885

Total Long-Term Investment Securities (cost $132,842,567)		133,522,772

SHORT-TERM INVESTMENT SECURITIES — 22.6%
U.S. Government Agencies — 22.6%
Federal Home Loan Bank Disc. Notes zero coupon due 01/04/10	20,000,000	19,999,998
Federal Home Loan Mtg. Corp. Disc. Notes zero coupon due 01/05/10	24,065,000	24,064,987

		44,064,985

Total Short-Term Investment Securities (cost $44,064,985)		44,064,985

REPURCHASE AGREEMENTS — 33.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	29,432,000	29,432,000
UBS Securities LLC Joint Repurchase Agreement(1)	35,000,000	35,000,000

Total Repurchase Agreements (cost $64,432,000)		64,432,000

TOTAL INVESTMENTS (cost $241,339,552)(2)	124.1%	242,019,757
Liabilities in excess of other assets	(24.1)	(46,957,654)

NET ASSETS	100.0%	$195,062,103

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$1,314,602	$—	$1,314,602
Federal National Mtg. Assoc.	—	41,156	—	41,156
Government National Mtg. Assoc.	—	87,593,969	—	87,593,969
Small Business Administration	—	756,160		756,160
U.S. Government Treasuries	43,816,885	—	—	43,816,885
Short Term Investment Securities:
U.S. Government Agencies	—	44,064,985	—	44,064,985
Repurchase Agreements	—	64,432,000	—	64,432,000

Total	$43,816,885	$198,202,872	$—	$242,019,757

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 90.9%
Government National Mtg. Assoc. — 90.8%
4.50% due 05/15/18	$1,184,940	$1,239,137
4.50% due 08/15/18	602,883	630,458
4.50% due 09/15/18	2,002,599	2,094,196
4.50% due 10/15/18	2,998,236	3,135,371
4.50% due 08/15/33	2,042,894	2,058,731
4.50% due 09/15/33	2,743,858	2,765,128
4.50% due 05/15/39	29,424,732	29,496,514
4.50% due January TBA	40,000,000	40,025,000
5.00% due 03/15/18	362,876	383,672
5.00% due 04/15/18	4,231,080	4,473,567
5.00% due 05/15/18	5,861,885	6,197,836
5.00% due 01/15/33	11,746	12,172
5.00% due 05/15/33	8,991	9,319
5.00% due 08/15/33	2,030,153	2,103,675
5.00% due 09/15/33	1,828,463	1,894,680
5.00% due 10/15/33	4,237,788	4,391,257
5.00% due 04/15/34	30,488	31,563
5.00% due 05/15/34	112,576	116,547
5.00% due 11/15/34	491,431	508,767
5.00% due 12/15/34	475,867	492,655
5.00% due 09/15/35	14,943	15,447
5.00% due 10/15/35	92,447	95,564
5.00% due 11/15/35	92,004	95,105
5.00% due 12/15/35	47,747	49,356
5.00% due 02/15/36	115,388	118,990
5.00% due 04/15/36	360,249	371,494
5.00% due 06/15/36	1,233,852	1,272,367
5.00% due 07/15/36	351,421	362,391
5.00% due 08/15/36	25,509	26,306
5.00% due 09/15/36	653,312	673,356
5.00% due 10/15/36	25,456	26,250
5.00% due 11/15/36	301,658	311,074
5.00% due 12/15/36	824,959	850,709
5.00% due 01/15/37	454,203	468,026
5.00% due 02/15/37	637,242	656,635
5.00% due 04/15/37	5,981,089	6,163,115
5.00% due January TBA	80,000,000	82,262,480
5.50% due 06/15/29	3,826	4,037
5.50% due 01/15/32	33,768	35,642
5.50% due 12/15/32	465,844	491,704
5.50% due 01/15/33	357,612	377,353
5.50% due 02/15/33	1,144,098	1,207,254
5.50% due 03/15/33	709,827	749,011
5.50% due 04/15/33	3,663,500	3,865,731
5.50% due 05/15/33	4,825,156	5,089,127
5.50% due 06/15/33	4,816,507	5,081,832
5.50% due 07/15/33	268,478	283,298
5.50% due 08/15/33	1,502,047	1,584,962
5.50% due 09/15/33	297,016	313,412
5.50% due 10/15/33	4,371,478	4,612,790
5.50% due 12/15/33	4,469,267	4,715,976
5.50% due 01/15/34	6,038,093	6,365,744
5.50% due 02/15/34	921,463	971,464
5.50% due 04/15/35	1,259,589	1,326,365
5.50% due 07/15/35	1,736,120	1,828,159
5.50% due 09/15/35	18,660,401	19,649,667
5.50% due 10/15/35	11,583,259	12,197,336
5.50% due 11/15/35	17,762,402	18,704,061
5.50% due 12/15/35	13,263,545	13,966,699
5.50% due 02/15/36	1,486,961	1,562,539
5.50% due 03/15/36	7,439,246	7,817,357
5.50% due 04/15/36	261,308	274,589
5.50% due 05/15/36	2,202,911	2,314,876
6.00% due 11/15/23	3,422	3,649
6.00% due 01/15/24	5,029	5,359
6.00% due 07/15/28	2,120	2,265
6.00% due 11/15/28	236,366	252,504
6.00% due 12/15/28	182,005	194,432
6.00% due 01/15/29	425,021	454,040
6.00% due 02/15/29	433,321	462,905
6.00% due 03/15/29	377,758	403,552
6.00% due 04/15/29	973,069	1,039,380
6.00% due 05/15/29	34,976	37,364
6.00% due 06/15/29	376,583	402,244
6.00% due 07/15/29	124,457	132,954
6.00% due 08/15/29	13,327	14,237
6.00% due 10/15/29	99,349	106,132
6.00% due 04/15/31	11,515	12,301
6.00% due 07/15/31	14,537	15,529
6.00% due 10/15/31	66,404	70,938
6.00% due 11/15/31	720,610	769,811
6.00% due 12/15/31	360,840	385,477
6.00% due 01/15/32	427,290	456,463
6.00% due 02/15/32	21,459	22,925
6.00% due 03/15/32	299,917	320,394
6.00% due 07/15/32	68,795	73,492
6.00% due 08/15/32	976,527	1,042,269
6.00% due 09/15/32	676,357	722,536
6.00% due 10/15/32	112,793	120,494
6.00% due 11/15/32	839	896
6.00% due 12/15/32	49,496	52,875
6.00% due 01/15/33	929,739	992,055
6.00% due 02/15/33	975,663	1,041,057
6.00% due 03/15/33	818,036	872,866
6.00% due 04/15/33	866,591	924,674
6.00% due 05/15/33	945,082	1,008,426
6.00% due 06/15/33	632,809	675,225
6.00% due 08/15/33	948,190	1,011,713
6.00% due 10/15/33	372,907	397,900
6.00% due 11/15/33	1,059,021	1,129,977
6.00% due 12/15/33	1,925,355	2,054,403
6.00% due 01/15/34	1,059,317	1,127,671
6.00% due 02/15/34	6,513,621	6,933,920
6.00% due 03/15/34	100,914	107,425
6.00% due 04/15/34	2,185,723	2,326,759
6.00% due 05/15/34	181,372	193,075
6.00% due 06/15/34	206,193	219,498
6.00% due 07/15/34	2,078,331	2,212,439
6.00% due 08/15/34	2,972,825	3,162,970
6.00% due 09/15/34	144,800	154,063
6.00% due 10/15/34	430,788	458,585
6.00% due 11/15/34	640,937	682,295
6.00% due 12/15/34	56,330	59,965
6.00% due 01/15/35	68,744	72,975
6.00% due 02/15/35	524,339	556,615
6.00% due 04/15/35	38,991	41,391
6.00% due 05/15/35	6,611	7,017
6.00% due 06/15/35	245,560	260,676
6.00% due 11/15/35	8,586	9,115
6.00% due 12/15/35	1,154,315	1,228,693
6.00% due 01/15/36	690,460	731,454
6.00% due 02/15/36	1,171,892	1,241,467
6.00% due 03/15/36	431,500	457,117
6.00% due 04/15/36	2,286,558	2,422,313
6.00% due 05/15/36	4,280,343	4,534,463
6.00% due 06/15/36	1,610,081	1,705,672
6.00% due 07/15/36	1,059,439	1,122,338
6.00% due 08/15/36	12,631	13,373
6.00% due 09/15/36	86,663	91,808
6.00% due 10/15/36	907,390	960,975
6.00% due 11/15/36	1,572,928	1,666,313
6.00% due 09/15/38	11,572,211	12,239,363
6.50% due 03/15/28	16,184	17,507
6.50% due 08/15/28	31,952	34,517
6.50% due 01/15/29	3,018	3,261
6.50% due 02/15/29	961	1,038
6.50% due 03/15/29	89,430	96,610
6.50% due 04/15/29	931	1,006
6.50% due 05/15/29	8,169	8,837
6.50% due 06/15/29	28,809	31,122
6.50% due 07/15/29	1,717	1,855
6.50% due 10/15/29	3,183	3,439
6.50% due 08/15/31	133,024	143,662
6.50% due 09/15/31	10,429	11,264
6.50% due 10/15/31	171,162	184,850
6.50% due 11/15/31	96,392	104,100
6.50% due 12/15/31	118,089	127,533
6.50% due 02/15/32	157,668	169,833
6.50% due 05/15/32	683,587	736,330
6.50% due 06/15/32	85,901	92,529
7.00% due 03/15/23	18,547	20,541
7.00% due 01/20/24	433	479
7.00% due 03/20/24	411	454
7.00% due 07/20/25	1,924	2,129
7.00% due 09/15/25	70,065	77,745
7.00% due 01/20/29	27,201	30,193
7.00% due 02/20/29	4,616	5,123
7.00% due 06/20/29	9,698	10,764
7.00% due 07/20/29	34,705	38,522
7.00% due 09/20/29	3,369	3,740
7.00% due 10/20/29	6,599	7,325
7.00% due 11/20/29	2,253	2,501
7.00% due 03/20/30	3,501	3,887
7.00% due 06/20/30	3,413	3,790
7.00% due 08/20/30	13,043	14,483
7.00% due 09/20/30	16,369	18,177
7.00% due 10/20/30	18,231	20,244
8.00% due 11/15/26	86,984	99,788
8.00% due 12/15/29	9,172	10,544
8.00% due 04/15/30	28,582	32,873
8.00% due 05/15/30	1,941	2,232
8.00% due 08/15/30	28,372	32,631
8.50% due 03/15/17	11,413	12,727
8.50% due 05/15/21	27,059	31,005
8.50% due 12/15/22	41,028	47,119
8.50% due 01/15/23	98,166	112,951
8.50% due 09/15/24	17,328	19,969
9.00% due 07/15/16	35,389	39,373
9.00% due 10/15/16	4,370	4,862

		378,432,875

Small Business Administration — 0.1%
6.30% due 06/01/18	233,377	252,054

Total U.S. Government Agencies (cost $370,533,895)		378,684,929

U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 2.1%
4.50% due 08/15/39	9,000,000	8,796,096

United States Treasury Notes — 4.7%
3.63% due 08/15/19	20,000,000	19,662,500

Total U.S. Government Treasuries (cost $29,437,422)		28,458,596

Total Long-Term Investment Securities (cost $399,971,317)		407,143,525

REPURCHASE AGREEMENTS — 32.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	90,402,000	90,402,000
UBS Securities LLC Joint Repurchase Agreement(1)	43,000,000	43,000,000

Total Repurchase Agreements (cost $133,402,000)		133,402,000

TOTAL INVESTMENTS (cost $533,373,317)(2)	129.7%	540,545,525
Liabilities in excess of other assets	(29.7)	(123,840,138)

NET ASSETS	100.0%	$416,705,387

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$378,432,875	$—	$378,432,875
Small Business Administration	—	252,054	—	252,054
U.S. Government Treasuries	28,458,596	—	—	28,458,596
Repurchase Agreements	—	133,402,000	—	133,402,000

Total	$28,458,596	$512,086,929	$—	$540,545,525

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2009 — (unaudited)

Security Description		Principal Amount** / Shares/Warrants	Market Value (Note 1)
ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(11)		$145,000	$99,668
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(11)		825,000	827,662
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.33% due 08/25/36(3)(11)		2,651,709	2,227,902
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(1)(2)		1,379,128	1,161,395
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(11)		360,000	383,856
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.45% due 02/05/19*(3)(11)		1,575,000	1,444,386
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(11)		71,684	72,321
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(11)		1,500,000	1,497,370
Deutsche ALT-A Securities, Inc., Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)		580,627	285,954
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(11)		413,000	299,563
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(11)		205,000	224,518
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(3)		484,939	405,422

Total Asset Backed Securities (cost $9,613,116)			8,930,017

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(5)(6)(9)(12)(14)(22) (cost $312,925)		297,000	160,380

U.S. CORPORATE BONDS & NOTES — 42.2%
Advertising Services — 0.1%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)		458,000	472,885

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39		635,000	622,189
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*		300,000	295,500

			917,689

Agricultural Chemicals — 0.1%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*		51,000	50,461
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*		751,000	803,570

			854,031

Airlines — 0.8%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13		669,000	669,000
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11		400,000	400,000
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19		508,441	498,272
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*		700,000	727,125
Delta Air Lines, Inc. Senior Sec. Notes 11.75% due 03/15/15*		300,000	300,000
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11		752,820	752,820
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11		70,655	70,655
United AirLines, Inc. Company Guar. Notes 9.75% due 01/15/17		795,000	820,837
United AirLines, Inc. Pass Through Certs. 12.00% due 01/15/16*		330,000	324,225

			4,562,934

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13		730,000	773,800

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(3)		715,000	666,737
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14		355,000	366,094

			1,032,831

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Senior Notes 8.25% due 11/01/21		500,000	512,500

Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*		200,000	203,000
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15		750,000	716,250

			919,250

Auto/Truck Parts & Equipment-Replacement — 0.2%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*		525,000	568,969
Allison Transmission Senior Notes 11.00% due 11/01/15*		700,000	735,000
Exide Corp. Notes 10.00% due 03/15/25†(5)(6)		225,000	0

			1,303,969

Banks-Commercial — 0.4%
BB&T Corp. Sub. Notes 0.57% due 05/23/17(3)		280,000	247,756
BB&T Corp. Senior Notes 3.38% due 09/25/13		200,000	201,576
KeyBank NA Sub. Notes 5.45% due 03/03/16		372,000	341,486
KeyBank NA Sub. Notes 7.41% due 10/15/27		128,000	130,608
Union Bank of California NA Sub. Notes 5.95% due 05/11/16		330,000	327,771
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15		948,000	968,568
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16		167,000	170,821

			2,388,586

Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/15/37(3)		590,000	397,802

Banks-Super Regional — 1.2%
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(3)(7)		1,070,000	660,920
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(3)		250,000	160,244
Banc One Corp. Sub. Debentures 8.00% due 04/29/27		135,000	163,318
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17		864,000	846,798
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/17(3)		1,595,000	1,156,375
National City Corp. Senior Notes 4.90% due 01/15/15		165,000	168,561
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15		200,000	204,021
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(7)		390,000	274,877
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17		205,000	203,205
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(3)(7)		685,000	550,569
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39		470,000	477,680
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/29/11(3)(7)		2,325,000	1,778,625
Wachovia Corp. Sub. Notes 5.63% due 10/15/16		200,000	204,498
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16		421,000	436,443

			7,286,134

Beverages-Non-alcoholic — 0.2%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14		446,000	513,171
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12		462,000	462,492

			975,663

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17		950,000	963,063

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*		924,000	942,719

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14		865,000	829,319
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(23)		400,984	300,738
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14		133,000	99,916

			1,229,973

Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14		752,000	755,760

Building Products-Cement — 0.1%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13		925,000	908,813

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16		1,325,000	1,291,875
KB Home Company Guar. Notes 6.25% due 06/15/15		1,175,000	1,095,687

			2,387,562

Cable/Satellite TV — 1.9%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16		1,448,718	1,705,865
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13		2,651,000	2,720,589
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*		475,000	479,750
Charter Communications Operating LLC/Charter Communications Senior Notes 12.88% due 09/15/14*		19,000	21,280
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*		381,000	391,478
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18		164,000	172,405
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16		2,030,000	2,186,146
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*		414,000	438,525
COX Communications, Inc. Notes 7.13% due 10/01/12		211,000	234,386
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*		625,000	672,656
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15		1,100,000	1,152,250
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16		575,000	587,219
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15		430,000	424,816
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17		185,000	194,375

			11,381,740

Casino Hotels — 0.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(23)		946,489	780,853
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(6)		425,000	365,500
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*		1,300,000	1,360,125
MGM Mirage, Inc. Company Guar. Notes 6.75% due 09/01/12		1,175,000	1,048,688
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*		575,000	638,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*		618,000	604,095

			4,797,511

Casino Services — 0.1%
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*		1,300,000	689,000

Cellular Telecom — 0.7%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11		1,406,000	1,510,601
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14		500,000	502,500
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15		1,225,000	1,241,844
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14		925,000	936,562

			4,191,507

Chemicals-Diversified — 0.2%
Olin Corp. Senior Notes 8.88% due 08/15/19		933,000	1,000,643
Rohm & Haas Co. Notes 6.00% due 09/15/17		328,000	338,473

			1,339,116

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14		1,000,000	980,000

Chemicals-Specialty — 0.2%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14		683,000	657,387
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*		495,000	545,119

			1,202,506

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*		500,000	535,625

Coal — 0.3%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*		825,000	872,437
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*		1,100,000	1,153,625

			2,026,062

Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15*		500,000	491,250

Commercial Services — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15		1,650,000	1,573,687

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15		234,000	241,312
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*		1,095,000	1,112,794
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		1,020,000	1,045,500

			2,399,606

Consumer Products-Misc. — 0.2%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*		971,000	968,573
Clorox Co. Senior Notes 3.55% due 11/01/15		220,000	217,501

			1,186,074

Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16		228,000	233,700
Ball Corp. Company Guar. Notes 7.38% due 09/01/19		675,000	693,562
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13		418,000	429,495

			1,356,757

Containers-Paper/Plastic — 0.3%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*		475,000	477,375
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*		575,000	559,187
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17		750,000	795,000

			1,831,562

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*		1,050,000	1,084,125

Decision Support Software — 0.2%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15		1,350,000	1,270,687

Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12		1,494,000	1,017,787

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*		1,000,000	977,500

Diversified Banking Institutions — 2.7%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17		436,000	430,376
Bank of America Corp. Sub. Notes 7.25% due 10/15/25		117,000	121,437
Bank of America Corp. Junior Sub. Notes 8.00% due 01/30/18(3)(7)		1,675,000	1,612,590
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14		253,000	243,898
Citigroup, Inc. Senior Notes 5.50% due 04/11/13		414,000	429,221
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17		210,000	198,730
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		622,000	646,335
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33		240,000	206,502
Citigroup, Inc. Senior Notes 6.13% due 05/15/18		515,000	517,785
Citigroup, Inc. Senior Notes 6.38% due 08/12/14		210,000	219,850
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10		440,000	455,883
GMAC LLC Company Guar. Notes 6.00% due 04/01/11		1,555,000	1,523,900
GMAC LLC Company Guar. Notes 6.88% due 09/15/11		2,376,000	2,340,360
GMAC LLC Sub. Notes 8.00% due 12/31/18		2,875,000	2,530,000
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15		446,000	447,319
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)		451,000	451,932
Morgan Stanley Senior Notes 4.20% due 11/20/14		590,000	590,412
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,418,000	1,510,485
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15		213,000	223,810
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		400,000	422,389
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		395,000	423,604
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37		598,000	614,676

			16,161,494

Diversified Financial Services — 0.9%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13		208,928	213,107
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14		313,393	318,877
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15		313,393	316,527
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16		522,324	524,936
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17		731,256	734,912
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(3)		1,650,000	1,588,125
Deutsche Bank Capital Trust Jr. Sub Notes 2.05% due 06/30/10*(3)(7)		400,000	264,000
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38		504,000	466,645
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37		881,000	831,949
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32		279,000	284,459

			5,543,537

Diversified Manufacturing Operations — 0.3%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*		420,000	403,786
General Electric Co. Senior Notes 5.25% due 12/06/17		190,000	194,154
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(3)		425,000	347,438
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15		1,150,000	1,069,500
Textron, Inc. Senior Notes 6.20% due 03/15/15		80,000	83,266

			2,098,144

Electric-Generation — 1.0%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*		376,000	357,906
Edison Mission Energy Senior Notes 7.63% due 05/15/27		950,000	643,625
Homer City Funding LLC Senior Notes 8.14% due 10/01/19		453,330	444,263
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16		480,010	484,810
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		935,071	974,811
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26		675,000	693,563
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13		615,402	632,048
The AES Corp. Senior Notes 8.00% due 10/15/17		1,320,000	1,354,650
The AES Corp. Senior Notes 8.00% due 06/01/20		625,000	635,938

			6,221,614

Electric-Integrated — 1.5%
AmerenEnergy Generating Co. Senior Notes 6.30% due 04/01/20		308,000	302,440
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14		415,000	472,503
Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39		225,000	218,845
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33		497,000	517,824
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38		202,000	232,723
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19		55,000	60,963
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39		202,000	205,804
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31		326,000	353,352
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39		425,000	429,249
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21		1,380,000	1,311,000
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17		463,365	477,266
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19		613,000	684,380
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12		940,000	1,008,874
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11		50,000	53,502
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35		80,000	81,702
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15		2,040,000	1,652,400
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(9)		1,287,134	907,430

			8,970,257

Electronic Components-Misc. — 0.3%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16		1,050,000	1,102,500
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13		850,000	838,312

			1,940,812

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13		1,050,000	1,068,375
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12		184,000	192,730
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17		333,000	341,112

			1,602,217

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15		456,000	477,981

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*		270,000	267,067

Energy-Alternate Sources — 0.1%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*		625,000	651,563

Enterprise Software/Service — 0.2%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*		950,000	969,000

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12		2,125,000	2,142,973
PACCAR Financial Corp. Notes 1.95% due 12/17/12		258,000	254,879

			2,397,852

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13		640,000	639,697

Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12		236,000	221,244

Finance-Investment Banker/Broker — 0.6%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*		650,000	680,875
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(7)(8)(12)		222,000	67
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(12)		280,000	84
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(12)		361,000	108
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17		301,000	295,032
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16		690,000	696,209
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12		685,000	677,181
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		507,000	536,233
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		444,000	483,996

			3,369,785

Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16		420,000	427,210
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11		270,000	275,748

			702,958

Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*		400,000	424,500

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*		1,225,000	1,329,125

Food-Misc. — 0.2%
Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*		450,000	463,500
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*		192,000	217,063
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14		416,000	460,027

			1,140,590

Food-Retail — 0.2%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29		230,000	242,250
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17		700,000	728,000
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16		350,000	356,125

			1,326,375

Funeral Services & Related Items — 0.4%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15		1,200,000	1,137,000
Service Corp International Senior Notes 8.00% due 11/15/21		1,000,000	985,000

			2,122,000

Gambling (Non-Hotel) — 0.2%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*		650,000	535,437
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*		1,139,000	649,230

			1,184,667

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 6.50% due 06/01/16		318,000	344,874

Gas-Transportation — 0.4%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16		2,690,000	2,239,425

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16		1,100,000	1,115,125

Home Furnishings — 0.1%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*		300,000	307,500
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(4)(12)		152,000	12,160

			319,660

Hotels/Motels — 0.3%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14		852,000	792,360
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18		1,100,000	1,102,750

			1,895,110

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13		993,000	1,037,685

Independent Power Producers — 0.2%
Calpine Corp. Notes 8.75% due 07/15/13†(5)(6)		4,203,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16		910,000	911,137
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17		245,000	240,713

			1,151,850

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10		200,000	205,031
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*		1,415,000	1,289,419

			1,494,450

Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14		227,000	225,511
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*		174,000	181,173
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(3)		323,000	305,743
Prudential Financial, Inc. Notes 4.75% due 09/17/15		216,000	219,027
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17		148,000	152,692
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15		200,000	215,175
Unum Group Senior Notes 7.13% due 09/30/16		220,000	227,941

			1,527,262

Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Notes 5.75% due 06/15/14		200,000	191,278
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16		215,000	223,050
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41		225,000	179,816
MetLife, Inc. Senior Notes 6.75% due 06/01/16		230,000	257,564
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*		460,000	463,724
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*		502,000	529,942

			1,845,374

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/15/35*		727,000	599,775
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)		1,340,000	1,420,400

			2,020,175

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 7.13% due 09/30/19		200,000	206,511

Investment Management/Advisor Services — 0.1%
BlackRock, Inc. Senior Notes 2.25% due 12/10/12		430,000	428,118
Janus Capital Group, Inc. Notes 6.95% due 06/15/17		434,000	409,068

			837,186

Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12(24)		2,400,000	1,284,000

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15		490,000	491,000
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15		251,000	269,825
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40		486,000	522,142

			1,282,967

Medical Products — 0.5%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16		1,001,000	1,102,816
CareFusion Corp. Senior Notes 4.13% due 08/01/12*		240,000	247,421
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17		1,250,000	1,357,812

			2,708,049

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17		450,000	491,738
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*		350,000	369,250

			860,988

Medical-Drugs — 0.7%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15		1,025,000	1,105,719
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*		1,575,000	1,622,250
Wyeth Bonds 5.50% due 02/01/14		1,074,000	1,170,095

			3,898,064

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19		433,000	446,767

Medical-HMO — 0.4%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*		1,850,000	1,803,750
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11		325,000	336,768

			2,140,518

Medical-Hospitals — 1.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15		775,000	802,125
HCA, Inc. Senior Notes 7.50% due 11/15/95		2,075,000	1,639,499
HCA, Inc. Senior Notes 8.50% due 04/15/19*		3,025,000	3,259,437

			5,701,061

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15		550,000	599,500
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17		213,000	233,235

			832,735

Mining — 0.2%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39		404,000	404,483
Noranda Aluminum Acquisition Corp. Company Guar. Notes 4.52% due 11/15/14(3)(9)		912,213	708,105

			1,112,588

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*		475,000	463,125

Multimedia — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(5)(6)(8)(25)		800,000	456,840
News America, Inc. Company Guar. Notes 6.15% due 03/01/37		368,000	366,119
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*		240,000	261,810
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33		250,000	298,860

			1,383,629

Music — 0.2%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*		1,300,000	1,392,625

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40		232,000	221,841

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(6)(13)(14)		500,000	0

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16		205,000	218,325
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15		513,000	536,085
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*		375,000	405,937
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39		444,000	441,232
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12		270,000	297,031
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*		1,125,000	1,175,625
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14		165,000	172,425

			3,246,660

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37		920,000	938,175
Xerox Corp. Senior Notes 4.25% due 02/15/15		312,000	309,825
Xerox Corp. Senior Notes 6.75% due 12/15/39		315,000	317,372

			1,565,372

Office Supplies & Forms — 0.1%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*		525,000	577,500

Oil Companies-Exploration & Production — 1.6%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.88% due 02/01/18		1,150,000	1,270,750
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12		150,000	140,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14		1,020,000	1,017,450
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15		895,000	789,837
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16		1,150,000	1,138,500
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18		425,000	428,188
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16		550,000	580,250
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*		430,000	421,400
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24		724,000	784,083
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(5)(6)		277,000	159,275
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15		575,000	585,062
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16		600,000	657,000
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15		1,125,000	1,153,125
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19		200,000	209,000
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*		350,000	350,000

			9,684,170

Oil Companies-Integrated — 0.3%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29		258,000	292,455
Hess Corp. Senior Notes 6.00% due 01/15/40		460,000	455,514
Hess Corp. Senior Notes 7.88% due 10/01/29		691,000	828,753
Phillips Petroleum Co. Debentures 7.00% due 03/30/29		286,000	316,600

			1,893,322

Oil Refining & Marketing — 0.1%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*		425,000	384,625

Oil-Field Services — 0.3%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14		725,000	775,750
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*		940,000	963,500
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11		71,626	72,295

			1,811,545

Paper & Related Products — 0.6%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/01/17*		100,000	103,625
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(6)(9)		252,571	252,571
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14		625,000	693,750
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*		770,000	779,625
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*		365,000	369,562
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29		277,000	273,538
International Paper Co. Senior Notes 7.95% due 06/15/18		266,000	306,807
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*		525,000	530,250
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*		500,000	550,000

			3,859,728

Physicians Practice Management — 0.2%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17		975,000	1,023,750

Pipelines — 1.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16		1,060,000	1,070,600
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16		1,945,000	1,876,925
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14		625,000	624,538
El Paso Corp. Senior Notes 12.00% due 12/12/13		150,000	175,500
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17		575,000	592,265
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12		230,000	242,899
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16		550,000	559,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18		525,000	540,750
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27		1,090,000	572,250
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12		332,000	342,619
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20		228,000	228,170
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13		350,000	362,250

			7,188,391

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15		865,000	862,838

Private Corrections — 0.1%
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*		525,000	537,469

Publishing-Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*		450,000	430,313

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*		425,000	439,875
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*		275,000	283,937
Knight Ridder, Inc. Debentures 6.88% due 03/15/29		205,000	111,469

			835,281

Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16		650,000	726,375
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(8)(12)		2,115,000	21,150

			747,525

Radio — 0.1%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16*		375,000	392,813

Real Estate Investment Trusts — 0.4%
Colonial Properties Trust Notes 6.25% due 06/15/14		675,000	644,423
Developers Diversified Realty Corp. Senior Notes 5.50% due 05/01/15		675,000	594,624
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*		475,000	482,719
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14		550,000	544,500

			2,266,266

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19		220,000	215,782
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17		625,000	693,750

			909,532

Real Estate Operations & Development — 0.1%
Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*		440,000	440,000

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(12)		3,285,000	17,148

Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14		1,188,000	1,189,485

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15		947,000	719,720

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33		847,000	719,950
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*		365,000	396,937

			1,116,887

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16		575,000	605,188

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*		188,000	196,928
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*		600,000	633,000
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16		425,000	450,500

			1,280,428

Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14		539,000	530,915
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16		725,000	735,875

			1,266,790

Retail-Regional Department Stores — 0.4%
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37		455,000	451,587
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16		679,000	662,025
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37		421,000	355,745
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24		450,000	409,500
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29		400,000	352,000

			2,230,857

Retail-Restaurants — 0.1%
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*		575,000	609,500
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16		225,000	245,250

			854,750

Retail-Toy Stores — 0.1%
Toys R Us Property Co., LLC Senior Sec. Notes 8.50% due 12/01/17*		800,000	814,000

Rubber-Tires — 0.2%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16		1,025,000	1,132,625

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(6)(12)(14)		100,000	0

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13		210,000	186,749

Seismic Data Collection — 0.3%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*		975,000	957,937
Seitel, Inc. Senior Notes 9.75% due 02/15/14		1,010,000	707,000

			1,664,937

Soap & Cleaning Preparation — 0.1%
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*		375,000	379,688

Special Purpose Entities — 0.8%
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*†(8)		3,200,000	560,000
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39		1,075,000	1,249,687
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40		512,000	545,280
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*		720,000	525,600
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*		475,000	539,125
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*		1,000,000	773,750
ING USA Global Funding Trust Notes 4.50% due 10/01/10		268,000	273,838
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(9)		1,010,992	434,727
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17		160,000	164,194

			5,066,201

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11		119,000	118,405

Steel-Producers — 0.4%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12		425,000	429,250
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15		1,222,000	1,276,990
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15		790,000	783,087

			2,489,327

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15		725,000	685,125
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14		655,000	681,200

			1,366,325

Telecom Services — 0.8%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	38,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	181,688
Cincinnati Bell Telephone Co., LLC Company Guar. Notes 7.27% due 12/11/23		375,000	280,312
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*		1,200,000	1,218,000
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17		600,000	607,500
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15		742,000	714,175
Qwest Corp. Senior Notes 8.88% due 03/15/12		490,000	526,750
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*		875,000	927,500

			4,494,300

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 5.63% due 06/15/16		235,000	252,447
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39		855,000	876,236
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23		25,000	20,313
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18		1,050,000	1,063,125
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13		993,000	1,052,580
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14		351,000	352,316
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14		535,000	537,006
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*		275,000	282,563
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28		2,250,000	1,870,312
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32		300,000	282,750
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30		286,000	315,295
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13		250,000	259,615
Windstream Corp. Senior Notes 7.88% due 11/01/17*		350,000	345,625

			7,510,183

Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12		939,000	923,741
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(9)		195,777	72,927
CBS Corp. Company Guar. Notes 7.88% due 07/30/30		184,000	198,452
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(8)(9)(12)		1,849,114	30,048
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*		700,000	613,375
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(8)(12)		380,000	1,330
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(12)		1,075,000	3,762

			1,843,635

Theaters — 0.1%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19		700,000	714,000

Transactional Software — 0.2%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*		1,400,000	1,076,250

Transport-Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11		149,005	137,084
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,344,951	1,075,961
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		43,559	33,976
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20		401,709	349,487
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		614,197	558,919

			2,155,427

Transport-Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12		332,000	339,018

Transport-Rail — 0.2%
CSX Corp. Senior Notes 6.15% due 05/01/37		240,000	243,163
CSX Corp. Senior Notes 6.75% due 03/15/11		910,000	966,489

			1,209,652

Transport-Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17		699,000	692,010
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13		385,000	372,006

			1,064,016

Total U.S. CORPORATE BONDS & NOTES
(cost $252,591,492)			251,007,280

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Banks-Commercial — 1.3%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*		1,970,000	1,955,651
Banco de Credito del Peru Jr. Sub. Notes 9.75% due 11/06/19*(3)(7)		202,000	212,996
Barclays Bank PLC Senior Notes 2.50% due 01/23/13		638,000	637,266
Barclays Bank PLC Senior Notes 5.00% due 09/22/16		200,000	204,362
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(3)(7)		630,000	472,500
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12		420,000	417,832
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 03/30/10(3)(7)		141,000	86,010
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(3)(7)		1,975,000	1,185,000
Nordea Bank AB Senior Notes 2.50% due 11/13/12*		355,000	353,685
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		500,000	517,412
Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17(3)(7)		650,000	351,000
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*		400,000	421,142
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(3)(7)		1,050,000	643,125
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15		200,000	203,294

			7,661,275

Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(3)(7)		850,000	412,250

Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*		218,000	215,213

Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*		230,000	225,536

Building-Heavy Construction — 0.1%
Odebrecht Finance, Ltd. Company Guar. Notes 7.00% due 04/21/20*		450,000	455,063

Building-Residential/Commercial — 0.2%
Corporacion GEO SAB de CV Company Guar. Notes 8.88% due 09/25/14*		160,000	165,200
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		720,000	721,800

			887,000

Chemicals-Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		875,000	778,750

Coal — 0.1%
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*		453,000	455,265
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/19*		219,000	216,536

			671,801

Containers-Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*		430,000	454,850

Diamonds/Precious Stones — 0.1%
Alrosa Finance SA Company Guar. Notes 8.88% due 11/17/14		400,000	411,000

Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(7)		494,000	400,140
Natixis Sub. Notes 0.53% due 01/15/19(3)		150,000	122,440

			522,580

Diversified Financial Services — 0.1%
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		460,000	473,800

Diversified Minerals — 0.3%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16		950,000	1,106,750
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19		625,000	746,875

			1,853,625

Electric-Distribution — 0.1%
Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*		580,000	607,550

Electric-Integrated — 0.4%
Electricite de France Notes 5.50% due 01/26/14*		331,000	359,825
Electricite de France Notes 6.50% due 01/26/19*		567,000	636,524
Electricite de France Notes 6.95% due 01/26/39*		442,000	522,744
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*		640,000	643,388
TransAlta Corp. Senior Notes 4.75% due 01/15/15		352,000	354,450

			2,516,931

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14		250,000	246,250
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13		575,000	575,719

			821,969

Finance-Other Services — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15		300,000	308,224
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*		243,000	241,822
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*		770,000	768,929

			1,318,975

Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11		591,000	610,207
JBS SA Senior Notes 10.50% due 08/04/16*		525,000	559,125

			1,169,332

Gas-Distribution — 0.0%
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*		215,000	220,375

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(6)(8)(15)		725,000	725

Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.57% due 07/14/14(3)(7)		111,000	56,299
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14		488,000	477,909
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24		318,000	297,284

			831,492

Marine Services — 0.2%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*		950,000	989,188

Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12		308,000	330,878
Inco, Ltd. Senior Notes 7.75% due 05/15/12		215,000	236,560
Noranda, Inc. Notes 6.00% due 10/15/15		263,000	280,876

			848,314

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16		375,000	374,063

Oil Companies-Exploration & Production — 0.5%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		965,000	769,587
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*		300,000	361,500
Nexen, Inc. Senior Notes 5.88% due 03/10/35		256,000	241,680
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14		2,230,000	1,828,600

			3,201,367

Oil Companies-Integrated — 0.3%
Petroleos De Venezuela S.A. Bonds 5.25% due 04/12/17		1,605,000	882,750
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*		710,000	794,312
Total Capital SA Company Guar. Notes 3.13% due 10/02/15		225,000	221,602

			1,898,664

Paper & Related Products — 0.2%
Cascades, Inc. Senior Notes 7.75% due 12/15/17*		500,000	505,000
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20*		250,000	253,750
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*		475,000	512,068

			1,270,818

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 6.50% due 08/01/27†(5)(6)(8)(15)		1,640,000	0

Real Estate Operations & Development — 0.1%
Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*		530,000	537,950

Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)		2,400,000	2,466,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15		1,335,000	1,381,725

			3,847,725

Special Purpose Entities — 0.3%
CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*		515,000	553,625
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*(3)(8)		1,330,000	39,900
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16		780,000	791,700
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(3)(7)		373,000	320,455
UPC Germany GmbH Bonds 8.13% due 12/01/17*		250,000	250,574

			1,956,254

Steel-Producers — 0.3%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*		875,000	862,969
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20*		610,000	626,775

			1,489,744

Telecom Services — 0.2%
Alestra SA Senior Notes 11.75% due 08/11/14*		210,000	232,364
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		738,000	756,450

			988,814

Telephone-Integrated — 0.5%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		1,022,000	1,059,279
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		1,021,000	1,067,504
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19		700,000	720,125

			2,846,908

Transport-Marine — 0.1%
BW Group, Ltd. Notes 6.63% due 06/28/17		500,000	447,500

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 6.38% due 10/15/11		750,000	814,517
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	378,208

			1,192,725

Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		800,000	600,000

Total Foreign Corporate Bonds & Notes (cost $44,926,242)			45,000,126

FOREIGN GOVERNMENT AGENCIES — 28.6%
Sovereign — 28.6%
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		900,000	603,000
Federal Republic of Brazil Bonds 5.63% due 01/07/41		768,000	723,840
Federal Republic of Brazil Notes 5.88% due 01/15/19		880,000	937,200
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,030,000	1,112,400
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,050,000	1,204,875
Federal Republic of Brazil Notes 8.00% due 01/15/18		2,266,667	2,586,267
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,695,000	2,165,362
Federal Republic of Brazil Notes 8.75% due 02/04/25		2,720,000	3,522,400
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,840,000	2,373,600
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,824,000	2,430,480
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	2,500,000	1,622,631
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,665,000	2,441,281
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	485,000	749,044
Government of Australia Bonds 6.00% due 02/15/17	AUD	3,245,000	2,995,241
Government of Australia Bonds 6.25% due 06/15/14	AUD	4,470,000	4,184,858
Government of Australia Bonds 6.50% due 05/15/13	AUD	3,700,000	3,475,210
Government of Canada Notes 3.00% due 06/01/14	CAD	6,430,000	6,238,609
Government of Canada Bonds 3.75% due 06/01/12	CAD	2,765,000	2,766,401
Government of Canada Notes 4.25% due 06/01/18	CAD	2,650,000	2,673,565
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,030,000	1,187,871
Government of France Bonds 3.75% due 10/25/19	EUR	1,915,000	2,768,561
Government of Japan Bonds 1.40% due 12/20/15	JPY	347,600,000	3,903,126
Government of Japan Bonds 1.70% due 09/20/17	JPY	309,000,000	3,511,310
Government of Japan Bonds 2.10% due 03/20/27	JPY	114,000,000	1,251,619
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	632,000	928,336
Government of Poland Bonds 5.75% due 04/25/14	PLN	1,650,000	576,859
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	31,345,000	5,739,284
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	22,060,000	4,210,405
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	10,500,000	1,576,677
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	35,360,000	5,379,777
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	24,500,000	3,768,973
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	3,148,000	2,884,977
Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		220,000	245,850
Republic of Argentina Senior Bonds 0.94% due 08/03/12(3)		1,850,000	637,325
Republic of Argentina Notes 2.50% due 12/31/38(4)		2,269,761	788,742
Republic of Argentina Bonds 8.28% due 12/31/33		4,609,177	3,445,359
Republic of Colombia Bonds 6.13% due 01/18/41		1,220,000	1,131,550
Republic of Colombia Notes 7.38% due 01/27/17		800,000	902,000
Republic of Colombia Notes 7.38% due 03/18/19		1,263,000	1,430,347
Republic of Colombia Bonds 7.38% due 09/18/37		1,395,000	1,520,550
Republic of Colombia Bonds 8.13% due 05/21/24		360,000	426,600
Republic of Colombia Bonds 12.00% due 10/22/15	COP	2,670,000,000	1,601,791
Republic of El Salvador Bonds 7.38% due 12/01/19*		530,000	544,575
Republic of Georgia Bonds 7.50% due 04/15/13		1,300,000	1,313,000
Republic of Ghana Bonds 8.50% due 10/04/17		486,000	496,935
Republic of Greece Bonds 6.00% due 07/19/19	EUR	1,960,000	2,838,839
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	110,000,000	541,351
Republic of Hungary Bonds 8.00% due 02/12/15	HUF	300,000,000	1,609,618
Republic of Indonesia Bonds 6.63% due 02/17/37		2,305,000	2,259,207
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		1,120,000	1,341,200
Republic of Indonesia Bonds 11.63% due 03/04/19		1,990,000	2,880,525
Republic of Italy Bonds 4.75% due 02/01/13	EUR	1,310,000	2,014,515
Republic of Panama Bonds 5.20% due 01/30/20		1,470,000	1,473,675
Republic of Panama Bonds 6.70% due 01/26/36		1,310,000	1,382,050
Republic of Peru Bonds 6.55% due 03/14/37		820,000	852,800
Republic of Peru Notes 7.35% due 07/21/25		1,236,000	1,415,220
Republic of Peru Bonds 8.75% due 11/21/33		720,000	936,000
Republic of Philippines Bonds 6.50% due 01/20/20		1,060,000	1,147,450
Republic of Philippines Bonds 7.75% due 01/14/31		1,000,000	1,127,500
Republic of Philippines Senior Notes 9.50% due 02/02/30		980,000	1,300,950
Republic of Philippines Notes 10.63% due 03/16/25		1,515,000	2,143,725
Republic of Poland Bonds 5.25% due 10/25/17	PLN	1,750,000	577,883
Republic of South Africa Bonds 6.88% due 05/27/19		432,000	484,920
Republic of Turkey Notes 6.88% due 03/17/36		900,000	915,750
Republic of Turkey Notes 7.00% due 06/05/20		1,470,000	1,602,300
Republic of Turkey Notes 7.38% due 02/05/25		2,160,000	2,381,400
Republic of Turkey Bonds 7.50% due 11/07/19		2,090,000	2,356,475
Republic of Turkey Notes 8.00% due 02/14/34		611,000	705,705
Republic of Turkey Senior Bonds 11.88% due 01/15/30		1,545,000	2,495,175
Republic of Ukraine Bonds 6.58% due 11/21/16		1,360,000	1,040,400
Republic of Ukraine Notes 7.65% due 06/11/13		500,000	426,250
Republic of Uruguay Bonds 6.88% due 09/28/25		370,000	388,500
Republic of Uruguay Notes 7.63% due 03/21/36		630,000	681,975
Republic of Uruguay Bonds 8.00% due 11/18/22		1,410,000	1,614,450
Republic of Venezuela Bonds 5.75% due 02/26/16		735,000	477,750
Republic of Venezuela Bonds 7.65% due 04/21/25		490,000	289,100
Republic of Venezuela Notes 8.50% due 10/08/14		1,200,000	945,000
Republic of Venezuela Bonds 9.00% due 05/07/23		1,100,000	739,750
Republic of Venezuela Bonds 9.25% due 09/15/27		3,665,000	2,675,450
Republic of Venezuela Bonds 9.25% due 05/07/28		2,540,000	1,708,150
Republic of Venezuela Bonds 9.38% due 01/13/34		2,160,000	1,452,600
Russian Federation Senior Bonds 7.50% due 03/31/30(4)		12,174,880	13,742,396
Russian Federation Notes 12.75% due 06/24/28		340,000	575,875
State of Qatar Senior Notes 6.40% due 01/20/40*		500,000	501,250
United Mexican States Notes 5.63% due 01/15/17		2,430,000	2,533,275
United Mexican States Notes 5.95% due 03/19/19		2,054,000	2,172,105
United Mexican States Notes 6.05% due 01/11/40		600,000	576,780
United Mexican States Notes 6.75% due 09/27/34		995,000	1,049,725
United Mexican States Bonds 7.50% due 04/08/33		840,000	963,900
United Mexican States Bonds 7.75% due 12/14/17	MXN	7,800,000	592,363
United Mexican States Bonds 8.30% due 08/15/31		1,070,000	1,322,841

Total Foreign Government Agencies (cost $162,173,879)			170,232,781

FOREIGN GOVERNMENT TREASURIES — 0.8%
Sovereign — 0.8%
Queensland Treasury Corp. Government Guar. Notes 5.50% due 05/14/10		350,000	316,584
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13		1,100,000	1,900,576
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/18		1,250,000	2,191,646

Total Foreign Government Treasuries (cost $4,223,514)			4,408,806

LOANS(16)(17) — 0.4%
Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC 16.50% due 08/30/11(5)(6)(18)(22)		1,596,512	1,452,826

Medical-Hospitals — 0.2%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(6)(22)		1,000,000	1,002,500

Total Loans (cost $2,398,537)			2,455,326

U.S. GOVERNMENT AGENCIES — 12.6%
Federal Home Loan Mtg. Corp. — 7.5%
4.13% due 07/12/10		300,000	305,959
4.50% due 02/01/20		131,773	136,647
4.50% due 08/01/20		239,424	248,280
4.50% due 01/01/39		685,283	684,352
5.00% due 09/01/18		304,647	321,060
5.00% due 07/01/20		482,125	506,893
5.00% due 01/01/24		868,731	909,103
5.00% due 02/01/34		326,467	336,125
5.00% due 03/01/34		2,472,727	2,543,560
5.00% due 05/01/34		217,128	223,348
5.00% due 02/01/35		466,532	479,896
5.00% due 07/01/35		780,603	801,988
5.00% due 08/01/35		718,311	737,989
5.00% due 10/01/35		972,964	999,619
5.00% due 04/01/36		405,071	416,168
5.00% due 05/01/36		263,596	270,612
5.00% due 08/01/36		335,706	344,640
5.00% due 11/01/37		1,438,356	1,476,637
5.00% due 03/01/39		1,873,664	1,923,238
5.33% due 12/01/35(3)		278,383	293,515
5.48% due 03/01/36(3)		158,195	167,176
5.50% due 05/01/37		1,278,303	1,340,554
5.50% due 06/01/37		322,596	338,306
5.50% due 09/01/37		1,025,635	1,075,582
5.50% due 10/01/37		4,033,985	4,230,432
5.50% due 11/01/37		1,215,094	1,274,266
5.50% due 12/01/37		996,425	1,044,948
5.50% due 01/01/38		2,481,079	2,603,841
5.50% due 02/01/38		766,787	804,127
5.50% due 07/01/38		659,930	692,067
5.79% due 01/01/37(3)		116,176	123,748
5.94% due 10/01/36(3)		758,541	804,907
6.00% due 10/01/37		1,142,470	1,213,517
6.00% due 12/01/37		2,939,836	3,122,657
6.13% due 09/01/36(3)		129,006	136,467
6.50% due 05/01/29		4,518	4,891
6.50% due 02/01/35		152,259	163,869
6.50% due 11/01/37		4,885,669	5,234,262
6.88% due 09/15/10		156,000	163,053
7.00% due 06/01/29		12,922	14,277
Federal Home Loan Mtg. Corp. REMIC Series 3317, Class PD
5.00% due 09/15/31(1)		935,000	981,568
Series 3316, Class PD 5.00% due 10/15/34(1)		3,000,000	3,089,822
Series 3349, Class HB 5.50% due 06/15/31(1)		1,724,000	1,824,857
Series 41, Class F 10.00% due 05/15/20(1)		9,534	10,244
Series 1103, Class N 11.57% due 06/15/21(1)(19)		5,522	1,301

			44,420,368

Federal National Mtg. Assoc. — 5.1%
4.45% due 02/01/34(3)		272,260	282,940
4.50% due 06/01/19		354,360	368,464
4.50% due 11/01/22		656,675	681,580
4.50% due 06/01/23		769,058	792,698
4.50% due 01/01/39		3,509,292	3,506,718
4.79% due 10/01/35(3)		129,135	133,849
4.79% due 01/01/35(3)		646,252	669,598
5.00% due 06/01/19		166,112	174,802
5.00% due 01/01/23		138,199	144,578
5.00% due 03/01/34		216,723	223,101
5.00% due 05/01/35		106,914	109,927
5.00% due 10/01/35		44,832	46,095
5.00% due 02/01/37		207,149	212,842
5.00% due 04/01/37		1,547,330	1,589,722
5.00% due 05/01/37		288,765	296,675
5.00% due 06/01/37		13,616	13,989
5.00% due 07/01/37		226,966	233,184
5.00% due 05/01/38		2,323,090	2,386,603
5.00% due 05/01/39		4,526,465	4,649,764
5.22% due 01/01/37(3)		2,664,067	2,718,222
5.50% due 11/01/19		993,427	1,059,053
5.50% due 08/01/20		237,217	252,591
5.50% due 11/01/22		480,302	508,954
5.50% due 08/01/23		384,787	407,359
5.50% due 01/01/29		6,025	6,373
5.50% due 02/01/35		391,268	410,994
5.50% due 12/01/35		539,590	566,794
5.50% due 02/01/36(3)		218,103	228,574
5.50% due 12/01/36		472,834	495,860
5.50% due 04/01/37		277,455	290,749
5.50% due 03/01/38		35,605	37,311
6.00% due 02/01/32		80,687	86,335
6.00% due 05/01/34		14,174	15,117
6.00% due 10/01/34		360,805	384,821
6.00% due 06/01/35		104,832	111,548
6.00% due 07/01/37		4,026,030	4,270,737
6.00% due 08/01/37		202,537	214,848
6.00% due 10/01/37		445,199	472,259
6.50% due 02/01/35		42,536	45,673
7.50% due 01/01/30		9,823	11,083
7.50% due 09/01/30		3,303	3,727
8.00% due 11/01/28		16,057	18,426
13.00% due 11/01/15		1,825	2,011
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(1)		900,000	940,184
Series 1989-12, Class D 8.80% due 01/25/19(1)		27,561	30,290
Series 1989-17, Class E 10.40% due 04/25/19(1)		2,475	2,754

			30,109,776

Government National Mtg. Assoc. — 0.0%
7.50% due 07/15/27		9,329	10,495
7.50% due 10/15/27		59,177	66,575

			77,070

Total U.S. Government Agencies (cost $71,781,331)			74,607,214

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.9%
1.13% due 12/15/12		215,000	211,556
2.13% due 11/30/14		246,000	240,177
3.63% due 04/15/28 TIPS		1,283,069	1,585,894
4.38% due 02/15/38		598,000	574,080
4.50% due 05/15/38		375,000	367,207
4.50% due 08/15/39		972,000	949,978
5.25% due 11/15/28		719,000	779,104
6.25% due 08/15/23		166,000	198,266

			4,906,262

United States Treasury Notes — 0.2%
2.75% due 11/30/16		220,000	211,801
3.38% due 07/31/13		130,000	136,459
3.38% due 11/15/19		754,000	725,258
3.88% due 09/15/10		7,000	7,170
4.25% due 08/15/15		198,000	211,922
4.38% due 12/15/10		1,000	1,037

			1,293,647

Total U.S. Government Treasuries (cost $6,618,003)			6,199,909

COMMON STOCK — 0.2%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(5)(6)		135,000	0

Food-Misc. — 0.0%
Wornick Co.(5)(6)(22)		4,592	132,296

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(22)		2,441	33,137

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(5)(6)(20)(22)		128,418	1,284

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(22)		4,107	1,437

Oil Companies-Exploration & Production — 0.2%
Energy Partners, Ltd.†		95,123	812,350
MXEnergy Holdings, Inc.†(5)(6)		138,937	120,806

			933,156

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(6)		89	215,588

Total Common Stock (cost $1,419,870)			1,316,898

PREFERRED STOCK — 0.5%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*		12,063	601,642

Banks-Money Center — 0.1%
Santander Finance Preferred SA 4.00%(3)		15,906	321,460

Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%		12,800	281,728

Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(4)		8,582	204,767

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac 8.38%(3)		11,300	11,865

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(5)(6)(22)		39,177	392

Special Purpose Entities — 0.3%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)		29,200	571,444
Zurich RegCaPS Funding Trust VI* 0.96%(3)		1,592	1,100,470

			1,671,914

Total Preferred Stock (cost $3,649,641)			3,093,768

WARRANTS † — 0.0%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(5)		13,811	138

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10* (strike price $96.80)(5)(6)		500	0

Total Warrants (cost $39,260)			138

Total Long-Term Investment Securities (cost $559,747,810)			567,412,643

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposit — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/04/10 (cost $11,441,000)		11,441,000	11,441,000

REPURCHASE AGREEMENT — 1.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(21) (cost $8,563,000)		8,563,000	8,563,000

TOTAL INVESTMENTS (cost $579,751,810)(10)		98.8%	587,416,643
Other assets less liabilities		1.2	7,252,367

NET ASSETS		100.0%	$594,669,010

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $87,234,760 representing 14.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Fair valued security. Securities are classified as Level 3 for based on the securities valuation inputs; see Note 1.

(6)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $594,669,010 representing 0.9% of net assets.

(7)	Perpetual maturity - maturity date reflects the next call date.

(8)	Bond in default

(9)	Income may be received in cash or additional bonds at the discretion of the issuer.

(10)	See Note 3 for cost of investments on a tax basis.

(11)	Commercial Mortgage Backed Security

(12)	Company has filed for Chapter 11 bankruptcy protection.

(13)	Company has filed for Chapter 7 bankruptcy protection.

(14)	Bond is in default and did not pay principal at maturity.

(15)	Company has filed for bankruptcy in country of issuance.

(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)	A portion of the interest is paid in the form of additional bonds/loans.

(19)	Interest only.

(20)	Consists of more than one class of securities traded together as a unit.

(21)	See Note 2 for details of Joint Repurchase Agreement.

(22)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	06/16/2009	$1,000,000	$872,341	$1,002,500	$100.25	0.17%

Critical Care Systems International, Inc. Common Stock	07/20/2006	4,107	37,181	1,437	0.35	0.00

ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	200,000	200,000
	04/19/2006	65,000	80,925
	03/05/2008	10,000	10,000
	09/11/2008	11,000	11,000
	02/27/2009	11,000	11,000

		297,000	312,925	160,380	54.00	0.03

Shreveport Gaming Holdings, Inc. Common Stock	07/29/2005	2,047	47,128
	07/21/2005	394	9,062

		2,441	56,190	33,137	13.58	0.01

Triax Pharmaceuticals LLC 16.50% due 08/30/11 Loan Agreement	08/31/2007	1,500,000	1,414,107
	10/31/2007	3,875	3,875
	01/10/2008	11,404	11,404
	04/04/2008	11,239	11,238
	07/03/2008	11,449	11,449
	10/09/2008	11,534	11,534
	01/06/2009	11,751	11,750
	04/07/2009	11,579	11,579
	07/01/2009	11,796	11,796
	10/01/2009	11,885	21,664

		1,596,512	1,520,396	1,452,826	91.00	0.24

Triax Pharmaceuticals LLC Common Stock	08/31/2007	128,418	53,936	1,284	0.01	0.00

Triax Pharmaceuticals LLC Preferred Stock	08/31/2007	39,177	78,353	392	0.01	0.00

Wornick Co. Common Stock	08/08/2008	4,592	596,039	132,296	28.81	0.02

				$2,784,252		0.47%

(23)	PIK (“Payment-in-kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(24)	Bond is in default subsequent to December 31, 2009.
(25)	Susequent to December 31, 2009, Company has filed for Chapter 11 bankruptcy protection.

REMIC—	Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombian Peso

EUR — Euro Dollar

HUF — Hungarian Forint

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$8,930,017	$—	$8,930,017
Convertible Bonds & Notes	—	—	160,380	160,380
U.S. Corporate Bonds & Notes	—	246,050,395	4,956,885	251,007,280
Foreign Corporate Bonds & Notes	—	45,000,126	0	45,000,126
Foreign Government Agencies	—	170,232,781	—	170,232,781
Foreign Government Treasuries	—	4,408,806	—	4,408,806
Loans	—	—	2,455,326	2,455,326
U.S. Government Agencies	—	74,607,214	—	74,607,214
U.S. Government Treasuries	6,199,909	—	—	6,199,909
Common Stock	812,350	—	504,548	1,316,898
Preferred Stock	2,491,734	601,642	392	3,093,768
Warrants	—	—	138	138
Short Term Investment Securities:
Time Deposit	—	11,441,000	—	11,441,000
Repurchase Agreement	—	8,563,000	—	8,563,000

Total	$9,503,993	$569,834,981	$8,077,669	$587,416,643

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Prefrred Stock	Warrants
Balance as of 3/31/2009	$498,000	$59,400	$6,393,447	$—	$5,371,367	$330,713	$109,161	$138
Accrued discounts/premiums	—	—	15,933	—	93,729	—	—	—
Realized gain(loss)	22	—	(244,693)	—	471,718	—	(344,575)	—
Change in unrealized appreciation(depreciation)	331,978	100,980	419,810	—	472,713	(65,594)	235,806	—
Net purchases(sales)	(830,000)	—	(1,374,999)	0	(3,954,201)	239,429	—	—
Transfers in and/or out of Level 3	—	—	(252,613)	—	—	—	—	—

Balance as of 12/31/2009	$—	$160,380	$4,956,885	$0	$2,455,326	$504,548	$392	$138

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2009 — (unaudited)

Security Description	Principal Amount**		Market Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.9%
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co. Senior Notes 4.25% due 11/15/16		$742,000	$930,282

Drug Delivery Systems — 0.2%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12		250,000	230,000

Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(9)(11(17)		84,000	45,360

Total Convertible Bonds & Notes (cost $1,073,889)			1,205,642

U.S. CORPORATE BONDS & NOTES — 80.7%
Agricultural Chemicals — 0.1%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*		180,000	192,600

Airlines — 0.7%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 10/01/11		675,000	675,000
Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15		325,000	359,125

			1,034,125

Athletic Equipment — 0.3%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*		435,000	450,769

Auto-Cars/Light Trucks — 1.5%
Ford Motor Co. Notes 7.45% due 07/16/31		2,525,000	2,231,469

Auto/Truck Parts & Equipment-Original — 2.4%
Accuride Corp. Company Guar. Notes 8.50% due 02/01/15†(8)(9)		825,000	701,250
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15		875,000	835,625
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(8)(9)		985,000	251,175
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15		90,000	91,012
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14		405,000	408,544
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*		550,000	539,000
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*		725,000	703,250

			3,529,856

Auto/Truck Parts & Equipment-Replacement — 1.1%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14		755,000	732,350
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*		730,000	791,137
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)		1,650,000	0

			1,523,487

Banks-Money Center — 0.8%
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27		1,100,000	1,089,000

Banks-Super Regional — 2.0%
BAC Capital Trust XI Junior Sub. Notes 6.63% due 05/23/36		423,000	377,980
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(6)(18)		2,575,000	2,581,438

			2,959,418

Broadcast Services/Program — 1.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 9.25% due 12/15/17*		55,000	56,100
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 9.25% due 12/15/17*		230,000	236,900
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14		401,000	384,459
Liberty Media LLC Debentures 8.25% due 02/01/30		855,000	783,393
Liberty Media LLC Senior Notes 8.50% due 07/15/29		620,000	568,075

			2,028,927

Building & Construction Products-Misc. — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16*		105,000	110,775

Building & Construction-Misc. — 0.2%
Esco Corp. Senior Notes 8.63% due 12/15/13*		255,000	253,725

Building Products-Air & Heating — 0.3%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*		885,000	502,238

Cable/Satellite TV — 2.7%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16		735,867	866,483
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13		1,078,000	1,106,298
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19*		1,895,000	1,932,900

			3,905,681

Casino Hotels — 3.6%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)		1,721,177	1,419,971
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)		2,675,000	2,300,500
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17*		715,000	748,069
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*		675,000	749,250

			5,217,790

Casino Services — 1.2%
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*		600,000	598,500
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*		360,000	361,800
Scientific Games International, Inc. Senior Sub. Notes 9.25% due 06/15/19*		700,000	735,000

			1,695,300

Cellular Telecom — 1.5%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16		575,000	573,562
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14		938,000	776,195
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14		550,000	556,875
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15		328,000	318,980

			2,225,612

Chemicals-Plastics — 0.6%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14		900,000	882,000

Chemicals-Specialty — 0.8%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14		915,000	880,688
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*		297,000	327,071

			1,207,759

Computer Services — 3.4%
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14*		1,125,000	1,137,656
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15		726,000	773,190
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15		550,000	605,688
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*		1,470,000	1,697,850
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*		620,000	722,300

			4,936,684

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19		145,000	148,988

Containers-Paper/Plastic — 0.3%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17		450,000	477,000

Data Processing/Management — 2.2%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15		1,750,000	1,631,875
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(17)		1,745,000	1,544,325

			3,176,200

Diagnostic Kits — 0.5%
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16		745,000	730,100

Direct Marketing — 0.7%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12		1,500,000	1,021,875

Distribution/Wholesale — 0.3%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*		405,000	395,888

Diversified Banking Institutions — 3.3%
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33		660,000	556,740
GMAC LLC Company Guar. Notes 6.00% due 04/01/11		752,000	736,960
GMAC LLC Company Guar. Notes 6.88% due 09/15/11		1,400,000	1,379,000
GMAC LLC Sub. Notes 8.00% due 12/31/18		1,100,000	968,000
GMAC LLC Company Guar. Notes 8.00% due 11/01/31		1,350,000	1,215,000

			4,855,700

Diversified Financial Services — 3.5%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13		60,639	61,852
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14		90,959	92,551
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15		90,959	91,869
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16		151,599	152,357
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17		212,239	213,300
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		293,945	274,104
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14		440,918	409,502
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15		440,918	394,622
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16		734,863	646,679
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		1,028,809	892,492
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/37(6)		1,865,000	1,795,062

			5,024,390

Diversified Manufacturing Operations — 1.1%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(6)		500,000	408,750
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15		1,225,000	1,139,250

			1,548,000

Diversified Operations — 0.1%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*		210,000	214,725

Diversified Operations/Commercial Services — 0.5%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15		700,000	721,000

E-Commerce/Services — 0.1%
NetFlix, Inc. Senior Notes 8.50% due 11/15/17*		165,000	171,188

Electric-Generation — 1.5%
Edison Mission Energy Senior Notes 7.63% due 05/15/27		465,000	315,038
Homer City Funding LLC Senior Notes 8.14% due 10/01/19		317,550	311,199
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16		292,180	295,102
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		469,945	489,918
The AES Corp. Senior Notes 8.00% due 10/15/17		805,000	826,131

			2,237,388

Electric-Integrated — 2.5%
CMS Energy Corp. Senior Notes 8.75% due 06/15/19		100,000	109,454
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21		715,000	679,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17		289,827	298,522
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15		1,480,000	1,198,800
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15		115,000	93,150
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(17)		1,723,700	1,215,209

			3,594,385

Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17*		715,000	712,319
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14		925,000	848,687

			1,561,006

Energy-Alternate Sources — 0.3%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*		375,000	390,938

Finance-Auto Loans — 1.9%
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20		750,000	737,024
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14		1,885,000	1,970,753

			2,707,777

Finance-Investment Banker/Broker — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*		615,000	644,212

Firearms & Ammunition — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*		250,000	265,313

Food-Meat Products — 1.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17		1,225,000	1,130,062
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*		475,000	515,375

			1,645,437

Funeral Services & Related Items — 1.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15		850,000	805,375
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*		575,000	585,062

			1,390,437

Gambling (Non-Hotel) — 0.1%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(8)(9)		489,000	73,961

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16		220,000	223,025

Independent Power Producers — 1.6%
Calpine Corp. Notes 8.75% due 07/15/13†(1)(2)		3,485,000	0
Mirant North America LLC Senior Notes 7.38% due 12/31/13		325,000	321,344
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16		740,000	740,925
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17		750,000	751,875
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17		440,000	432,300

			2,246,444

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Junior Sub. Notes 8.13% due 06/15/38(6)(18)		745,000	715,200

Machinery-Farming — 0.7%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13*		925,000	945,812

Machinery-General Industrial — 0.8%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*		1,105,000	1,165,775

Medical Products — 1.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17		838,000	910,277
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(17)		481,000	521,885

			1,432,162

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*		225,000	237,375
Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*		350,000	355,250

			592,625

Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15		600,000	647,250

Medical-Hospitals — 4.7%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15		1,435,000	1,485,225
HCA, Inc. Senior Notes 6.25% due 02/15/13*		675,000	656,438
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20*		1,030,000	1,072,487
HCA, Inc. Senior Notes 8.50% due 04/15/19*		550,000	592,625
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16		875,000	939,531
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14		546,000	552,825
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*		1,370,000	1,479,600

			6,778,731

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17		575,000	629,625

Multimedia — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(2)(8)(19)		325,000	185,591

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(11)(12)		2,150,000	0

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*		475,000	522,500

Oil Companies-Exploration & Production — 3.1%
Antero Resources Finance Corp. Senior Notes 9.38% due 12/01/17*		140,000	142,800
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.88% due 02/01/18		600,000	663,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16		1,250,000	1,237,500
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15		375,000	411,562
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14		115,000	115,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*		195,000	191,100
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(1)		384,000	220,800
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18		90,000	92,813
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15		350,000	356,125
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16		375,000	410,625
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15		500,000	512,500
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16		100,000	113,500

			4,467,325

Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16		25,000	24,656

Oil-Field Services — 1.5%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*		570,000	568,575
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14		700,000	749,000
Hornbeck Offshore Services, Inc. Senior Notes 8.00% due 09/01/17*		655,000	655,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11		245,576	247,868

			2,220,443

Paper & Related Products — 1.5%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(17)		207,885	207,885
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*		290,000	293,625
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*		425,000	450,500
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14		975,000	889,687
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*		385,000	388,850

			2,230,547

Pipelines — 1.7%
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16		1,550,000	1,495,750
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14		700,000	699,483
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27		500,000	262,500

			2,457,733

Publishing-Periodicals — 0.8%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16		375,000	419,062
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(4)		840,000	766,500
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(8)(9)		1,020,000	10,200

			1,195,762

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(17)		2,145,000	11,197

Rental Auto/Equipment — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14		1,475,000	1,401,250
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*		400,000	432,000

			1,833,250

Retail-Drug Store — 0.9%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16*		125,000	135,625
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19		375,000	395,625
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16		750,000	795,000

			1,326,250

Retail-Regional Department Stores — 1.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16		396,000	386,100
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37		246,000	207,870
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24		172,000	156,520
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29		233,000	205,040
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(17)		810,000	791,775

			1,747,305

Rubber-Tires — 0.7%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15		350,000	364,000
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16		600,000	663,000

			1,027,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(11)		550,000	0

Soap & Cleaning Preparation — 0.1%
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*		155,000	156,938

Special Purpose Entity — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*		625,000	483,594

Storage/Warehousing — 0.4%
Mobile Mini, Inc. Notes 6.88% due 05/01/15		555,000	524,475

Telecom Services — 1.6%
GCI, Inc. Senior Notes 7.25% due 02/15/14		450,000	446,062
Qwest Corp. Senior Notes 8.38% due 05/01/16		225,000	241,313
West Corp. Company Guar. Notes 9.50% due 10/15/14		1,500,000	1,522,500
West Corp. Company Guar. Notes 11.00% due 10/15/16		160,000	167,200

			2,377,075

Telephone-Integrated — 2.1%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19		350,000	330,750
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*		570,000	585,675
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32		2,286,000	2,154,555

			3,070,980

Television — 0.4%
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13†*(8)(9)(17)		1,862,605	30,267
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*		540,000	561,600
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(8)(9)		685,000	2,397
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(9)		635,000	2,223

			596,487

Theaters — 1.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14		749,000	715,295
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19		425,000	433,500
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16		380,000	397,100
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(4)		840,000	698,250

			2,244,145

Tobacco — 1.1%
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*		1,055,000	1,107,750
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*		430,000	451,500

			1,559,250

Transactional Software — 0.7%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*		1,250,000	960,937

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17		425,000	420,750

Web Hosting/Design — 0.8%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17*		1,000,000	1,105,000

Total U.S. CORPORATE BONDS & NOTES (cost $120,038,249)			117,098,962

FOREIGN CORPORATE BONDS & NOTES — 9.6%
Banks-Commercial — 0.5%
Barclays Bank PLC Sub. Notes 8.55% due 06/15/11*(6)(18)		800,000	736,000

Computers-Memory Devices — 0.8%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		1,175,000	1,136,812

Diversified Banking Institutions — 0.5%
Credit Agricole SA Sub. Notes 9.75% due 12/31/49	EUR	690,000	729,675

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*		710,000	737,512

Diversified Minerals — 0.7%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16		525,000	611,625
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19		350,000	418,250

			1,029,875

Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*		125,000	130,313

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Notes 11.50% due 08/30/10†(2)(8)(10)		4,460,000	4,460

Medical-Drugs — 0.8%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*		530,000	506,150
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13		575,000	572,125

			1,078,275

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(8)(10)		2,150,000	0

Metal-Aluminum — 0.6%
Novelis, Inc. Senior Notes 11.50% due 02/15/15*		760,000	814,150

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16		325,000	324,188

Oil & Gas Drilling — 0.3%
P2021 Rig Co. Senior Sec. Notes 13.50% due 12/15/13*		455,000	452,725

Satellite Telecom — 1.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)		700,000	719,250
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13		475,000	484,500
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*		1,275,000	1,313,250

			2,517,000

Semiconductor Equipment — 0.6%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14		905,000	886,900

Special Purpose Entities — 1.1%
Fibria Overseas Finance, Ltd. Company Guar. Notes 9.25% due 10/30/19*		345,000	381,307
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*(6)(18)		1,025,000	30,750
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20		1,445,000	1,163,225

			1,575,282

Telecom Services — 1.2%
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		261,000	279,270
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*		1,375,000	1,502,187

			1,781,457

Total Foreign Corporate Bonds & Notes (cost $18,362,395)			13,934,624

LOANS(13)(14) — 6.4%
Auto/Truck Parts & Equipment-Original — 1.5%
Federal Mogul Corp. Tranche B 2.19% due 12/29/14(2)		827,703	697,340
Federal Mogul Corp. Term Loan C 2.19% due 12/27/15(2)		422,297	355,785
Lear Corp. 10.46% due 04/25/12(2)		1,000,000	1,175,000

			2,228,125

Beverages-Non-alcoholic — 0.3%
Le-Natures, Inc. 9.39% due 03/01/11† (2)(8)(9)		1,200,000	474,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. 12.25% due 08/15/13†(2)(5)		1,297,308	21,081

Casino Services — 0.9%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(2)(8)		265,517	140,060
Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(2)(8)		726,922	383,451
Holding Gaming Borrower LP 9.25% due 02/19/13(2)		997,500	857,850

			1,381,361

Commercial Services — 0.5%
Vertrue, Inc. 7.26% due 08/14/15(2)		1,010,000	681,750

Containers-Paper/Plastic — 0.6%
Consolidated Container Company Second Lien Term Loan 2.50% due 09/28/14(2)		1,000,000	838,333

Internet Telephone — 0.4%
Skype Technologies SA Term Loan B 9.00% due 10/19/14(2)		515,000	530,707

Medical-Drugs — 1.0%
Triax Pharmaceuticals LLC 16.50% due 08/30/11(1)(2)(15)		1,596,512	1,452,826

Medical-Hospitals — 0.7%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(2)		1,000,000	1,002,500

Theaters — 0.5%
AMC Entertainment Holdings, Inc. 5.25% due 06/15/12(2)		731,503	672,983

Total Loans (cost $10,935,021)			9,283,666

COMMON STOCK — 1.1%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†		692	25,085

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(2)		77	0

Diversified Financial Services — 0.5%
CIT Group, Inc.†		25,301	698,561

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(1)(2)		20,000	0

Food-Misc. — 0.2%
Wornick Co.†(1)(2)		7,270	209,449

Gambling (Non-Hotel) — 0.2%
Shreveport Gaming Holdings, Inc.†(1)(2)		14,150	192,086

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(16)		128,418	1,284

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.† (1)(2)		69,700	24,395

Oil Companies-Exploration & Production — 0.1%
MXEnergy Holdings, Inc.†(1)(2)		192,375	167,270

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)		73	176,831

Total Common Stock (cost $2,944,614)			1,494,961

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2) (cost $78,353)		39,177	392

WARRANTS† — 0.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)		3,355	10,065
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)		2,517	7,551

			17,616

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)		44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) (1)(2)		2,250	0

Total Warrants (cost $129,004)			18,065

Total Long-Term Investment Securities (cost $153,561,525)			143,036,312

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposit — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/04/10 (cost $1,054,000)		1,054,000	1,054,000

REPURCHASE AGREEMENT — 0.5%
Bank of America Securities Joint Repurchase Agreement(3) (cost $745,000)		745,000	745,000

TOTAL INVESTMENTS (cost $155,360,525) (7)		99.9%	144,835,312
Other assets less liabilities		0.1	215,581

NET ASSETS		100.0%	$145,050,893

†	Non-income producing security

**	Denominated in United States Dollars unless otherwise indicated.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $39,292,053 representing 27.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $13,965,895 representing 9.6% of net assets.

(3)	See Note 2 for details of Joint Repurchase Agreement.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.

(7)	See Note 3 for cost of investments on a tax basis.

(8)	Security in default

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	Company has filed for bankruptcy in country of issuance.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds/loans.

(16)	Consist of more than one class of securities traded together as a unit.

(17)	Income may be received in cash or additional bonds at the discretion of the issuer.

(18)	Perpetual maturity-maturity date reflects the next call date.

(19)	Subsequent to December 31, 2009, Company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,160,282	$45,360	$1,205,642
U.S. Corporate Bonds & Notes	—	113,509,186	3,589,776	117,098,962
Foreign Corporate Bonds & Notes	—	13,934,624	0	13,934,624
Loans	—	1,369,040	7,914,626	9,283,666
Common Stock	723,646	—	771,315	1,494,961
Preferred Stock	—	—	392	392
Warrants	17,616	—	449	18,065
Short Term Investment Securities:
Time Deposit	—	1,054,000	—	1,054,000
Repurchase Agreements	—	745,000	—	745,000

Total	$741,262	$131,772,132	$12,321,918	$144,835,312

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Prefrred Stock	Warrants
Balance as of 3/31/2009	$16,800	$8,088,682	$0	$9,162,825	$691,369	$137,017	$449
Accrued discounts/premiums	—	(237)	—	120,314	—	—	—
Realized gain(loss)	—	1,069,909	—	(1,787,417)	—	(656,190)	—
Change in unrealized appreciation(depreciation)	28,560	(1,747,060)	—	4,809,650	(118,077)	519,565	—
Net purchases(sales)	—	(3,946,643)	—	(4,390,746)	198,023	—	—
Transfers in and/or out of Level 3	—	125,125	—	—	—	—	—

Balance as of 12/31/2009	$45,360	$3,589,776	$0	$7,914,626	$771,315	$392	$449

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — December 31, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
MUNICIPAL BONDS & NOTES — 94.8%
Arizona — 1.7%
Arizona Health Facilities Authority Revenue, Revenue Bonds 5.50% due 01/01/31	$1,325,000	$1,348,095

California — 6.5%
East Bay California Municipal Utility District Water System Revenue, Series A 5.00% due 06/01/32(1)	2,500,000	2,608,250
University of California Revenues, Series J 4.50% due 05/15/35(1)	2,500,000	2,408,300

		5,016,550

Colorado — 7.3%
Aurora Colorado Water Improvement Revenue, Series A 5.00% due 08/01/36(1)	3,000,000	3,087,480
Regional Transportation District Colorado Sales Tax Revenue, Series A 5.00% due 11/01/28(1)	2,500,000	2,605,350

		5,692,830

Connecticut — 3.7%
State of Connecticut, Refunded, Series B 5.00% due 06/01/14(1)	2,500,000	2,850,775

Georgia — 0.1%
Georgia Municipal Electric Authority, Power Revenue, Series Y 6.40% due 01/01/13(1)	85,000	92,937

Hawaii — 2.7%
Honolulu Hawaii City & County Board Water Supply, Water System Revenue, Series A 4.75% due 07/01/31(1)	2,000,000	2,052,740

Maryland — 2.2%
Baltimore Maryland Project Revenue, Series A 5.00% due 07/01/38(1)	1,650,000	1,704,120

Massachusetts — 17.4%
Massachusetts State School Building Authority, Series A 5.00% due 08/15/24(1)	3,000,000	3,217,770
Massachusetts State Water Resources Authority, Revenue Bonds, Series A 5.00% due 08/01/24(1)	3,910,000	4,182,879
Massachusetts State, Series C 5.25% due 08/01/24(1)	2,300,000	2,562,338
University Massachusetts Building Authority Project Revenue, Series 04-1 5.25% due 11/01/27(1)	3,000,000	3,501,330

		13,464,317

Missouri — 2.7%
Missouri State Health & Educational Facilities Authority, Series 2003 - B 5.50% due 11/15/32(1)	2,000,000	2,082,360

New Jersey — 9.4%
Garden State Preservation Trust New Jersey Open Space & Farmland Preservation, Series A 5.80% due 11/01/17(1)	2,500,000	2,922,000
New Jersey Economic Development Authority Revenue Bond, School Facility Construction 5.00% due 03/01/10(1)(2)	2,000,000	2,215,480
New Jersey State Transportation Transit Fund Authority, Series C zero coupon due 12/15/25(1)	5,000,000	2,134,950

		7,272,430

New Mexico — 3.6%
New Mexico Finance Authority Transportation, Series A 5.25% due 06/15/21(1)	2,500,000	2,756,300

New York — 16.5%
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	469,610
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/13(1)	35,000	42,188
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	597,215
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/14(1)	45,000	56,471
New York New York City Municipal Water Finance Authority, Water & Sewer Revenue, Fiscal 2009 - Series A 5.75% due 06/15/40	2,600,000	2,891,694
New York State Thruway Authority, Series G 5.25% due 01/01/27(1)	1,500,000	1,586,235
Port Authority New York & New Jersey, Revenue Bonds 4.50% due 09/15/39	3,000,000	2,899,620
Sales Tax Asset Receivables Corp., Series A 5.25% due 10/15/27(1)	2,000,000	2,173,660
Triborough Bridge & Tunnel Authority, Series A-2 5.25% due 11/15/34	2,000,000	2,099,540

		12,816,233

North Carolina — 2.1%
Wake County North Carolina, General Obligation 4.50% due 03/01/26	1,550,000	1,635,606

Ohio — 8.4%
Ohio State Higher Educational Facility Commission, Revenue Bonds 5.25% due 01/01/29	1,845,000	1,887,232
Olentangy Local School District Ohio, Series A 5.25% due 12/01/27(1)	3,250,000	3,767,335
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	755,000	831,995

		6,486,562

Pennsylvania — 1.5%
Pennsylvania State Higher Educational Facility Authority, Series B 6.00% due 08/15/22	1,000,000	1,128,090

South Dakota — 2.8%
South Dakota State Health & Educational Facilities Revenue, Refunding 6.25% due 07/01/10(1)	2,120,000	2,176,053

Texas — 6.2%
Austin Texas Water & Wastewater System, Series A 5.00% due 11/15/34(1)	2,140,000	2,222,904
Dallas Texas Area Rapid Transportation, Sales Tax Revenue 5.00% due 12/01/36(1)	2,500,000	2,594,400

		4,817,304

Total Long-Term Investment Securities (cost $69,701,346)		73,393,302

SHORT-TERM INVESTMENT SECURITIES — 4.3%
MUNICIPAL BONDS & NOTES
Nevada — 0.3%
Clark County Nevada School District, Series A 0.25% due 01/04/10(1)(2)	225,000	225,000

New York — 4.0%
New York NY, Series H 0.30% due 01/01/10(1)(2)	3,130,000	3,130,000

Total Municipal Bonds & Notes (cost $3,355,000)		3,355,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund (cost $6,964)	6,964	6,964

Total Short-Term Investment Securities (cost $3,361,964)		3,361,964

TOTAL INVESTMENTS — (cost $73,063,310)(3)	99.1%	76,755,266
Other assets less liabilities	0.9	695,782

NET ASSETS	100.0%	$77,451,048

(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $62,858,425 or 81.2% of Net Assets.

(2)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects next reset date.

(3)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Municipal Bonds & Notes	$—	$73,393,302	$—	$73,393,302
Short Term Investment Securities:
Municipal Bonds & Notes	—	3,355,000	—	3,355,000
Registered Investment Company	—	6,964	—	6,964

Total	$—	$76,755,266	$—	$76,755,266

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary markets exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swaps contracts are marked to market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

At December 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	8.09%	$29,432,000
GNMA	24.85	90,402,000
Strategic Bond	2.35	8,563,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $363,770,000, a repurchase price of $363,770,000, and a maturity date of January 4, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.12%	05/06/10	$368,035,000	$367,887,786
U.S. Treasury Bills	0.17	05/27/10	3,160,000	3,157,788

At December 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	17.50%	$35,000,000
GNMA	21.50	43,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,000, and a maturity date of January 4, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	03/31/11	$203,237,900	$204,000,042

At December 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities

Fund	Percentage Interest	Principal Amount
High Yield Bond	0.58%	$745,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Bank of America Securities, dated December 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $129,150,000, a repurchase price of $129,150,143.50 and a maturity date of January 4, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	02/28/14	$132,730,000	$131,781,809

Note 3. Federal Income Taxes:

As of December 31, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$241,625,553	$533,941,100	$581,445,025	$156,437,954	$73,058,959

Appreciation	3,024,799	10,758,848	30,063,650	11,220,815	3,871,549
Depreciation	(2,630,595)	(4,154,423)	(24,092,032)	(22,823,457)	(175,242)

Unrealized appreciation (depreciation) — net	$394,204	$6,604,425	$5,971,618	$(11,602,642)	$3,696,307

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: March 1, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2010